IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2021
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT CHARGES
7.	IMPAIRMENT CHARGES

In accordance with IAS 36, Impairment of Assets, the Group carries out periodic impairment reviews of the asset valuations. A number of factors impacted this calculation including the Company’s market capitalization during the year ended 31 December 2021, the cost of capital, cash flow projections and net asset values across each of the Company’s cash generating units.

The impact of the above items on the statement of operations for the year ended December 31, 2021, December 31, 2020, December 31, 2019 was as follows:

	December	December	December
	31, 2021	31, 2020	31, 2019
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 13)	2,508	1,795	6,349
Impairment of goodwill and other intangible assets (Note 14)	3,853	15,422	16,570
Impairment of prepayments (Note 18)	583	562	1,376

Total impairment loss	6,944	17,779	24,295

Income tax impact of impairment loss	-	-	148

Total impairment loss after tax	6,944	17,779	24,443